LONG-TERM LOANS (Schedule of Future Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
LONG-TERM LOANS [Abstract]
2014		$ 351
2015	183	183
2016	183	183
2017 and thereafter	118	121
Total long-term debt	$ 484	$ 838